Financial Liabilities - Summary of Financial Liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Disclosure of financial liabilities [abstract]
Borrowings	$ 39,768
Bank overdrafts	10,687
Total	$ 50,455